Total Capital and Net Income Per Unit - Issuance of Common Units (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2012
Capital Unit [Line Items]
General Partner's proportionate contribution	2.00%
General Partner [Member]
Capital Unit [Line Items]
General Partner's proportionate contribution	2.00%